Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Long-term debt by maturities
Long-term debt	SFr 169,426	SFr 144,923	SFr 152,005
Structured notes
Long-term debt by maturities
Long-term debt	47,398	40,171	49,435
Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,180	24,864	31,666
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,295	11,590	13,558
Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,409	3,311	3,734
Structured notes | Other
Long-term debt by maturities
Long-term debt	514	SFr 406	477
Bank
Long-term debt by maturities
Long-term debt	168,554		151,000
Bank | Structured notes
Long-term debt by maturities
Long-term debt	47,398		49,435
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,180		31,666
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,295		13,558
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,409		3,734
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 514		SFr 477